General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General And Administrative Expenses [Abstract]
Schedule of General and Administrative Expense
32.1 Details of general and administrative expenses for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023		2024		2025
Expenses related to employee
Employee benefits—salaries	￦	2,621,008	￦	2,707,446	￦	2,828,338
Employee benefits—others		860,038		855,152		840,337
Post-employment benefits—defined benefit plans		155,720		177,481		192,787
Post-employment benefits—defined contribution plans		32,160		33,995		37,143
Termination benefits		275,632		306,617		263,003
Share-based payments		69,703		140,453		153,882

		4,014,261		4,221,144		4,315,490

Depreciation and amortization		865,927		916,295		914,686

Other general and administrative expenses
Rental expense		100,761		92,392		95,533
Tax and dues		303,987		324,621		341,774
Communication		48,704		48,223		44,604
Electricity and utilities		45,255		49,063		47,215
Publication		9,263		7,813		6,800
Repairs and maintenance		51,202		52,298		52,066
Vehicle		18,015		18,313		19,536
Travel		18,177		16,881		14,913
Training		44,275		43,118		46,098
Service fees		233,403		249,774		234,994
Electronic data processing expenses		354,842		352,985		379,660
Advertising		230,192		230,656		235,095
Others		309,142		315,048		316,109

		1,767,218		1,801,185		1,834,397

	￦	6,647,406	￦	6,938,624	￦	7,064,573

Schedule of Stock Grants Linked to Long-term and Short-term Performance
32.2 Share-based Payments
32.2.1 Stock grants
The Group changed the scheme of share-based payments awarded to executives and employees from stock options to stock grants in November 2007. The stock grants award program is an incentive plan that sets on grant date, the maximum number of shares that can be awarded. Actual shares to be granted is determined in accordance with achievement of pre-set
performance targets over the vesting period.
32.2.1.1 Details of stock grants linked to long-term performance as of December 31, 2025, are as follows:

(In number of shares)	Grant date	Number of granted shares 1	Vesting conditions 2
KB Financial Group Inc.
Series 38	Nov. 21, 2023	55,547	Services fulfillment, market performance 3 35%, and non-market performance 5 65%
Series 39	Jan. 1, 2024	47,839	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 40	Feb. 1, 2024	489	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 41	Apr. 6, 2024	6,450	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 43	Jan. 1, 2025	33,538	Services fulfillment, market performance 3 0%, and non-market performance 4 100%
Series 44	Apr. 7, 2025	5,540	Services fulfillment, market performance 3 0%, and non-market performance 4 100%
Deferred grant in 2015		1,063	Satisfied
Deferred grant in 2020		40	Satisfied
Deferred grant in 2022		13,239	Satisfied
Deferred grant in 2023		46,315	Satisfied
Deferred grant in 2024		25,541	Satisfied

		235,601

Kookmin Bank
Series 96	Jan. 1, 2024	220,113	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100% Services fulfillment, market performance 3 30%, and non-market performance 6 70%
Series 97	Feb. 1, 2024	2,045	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 98	Apr. 22, 2024	2,962	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 99	July. 5, 2024	4,929	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 101	Aug. 24, 2024	4,453	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 102	Jan. 1, 2025	179,314	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100% Services fulfillment, market performance 3 30%, and non-market performance 6 70%
Series 103	Jan. 9, 2025	4,633	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Deferred grant in 2022		29,628	Satisfied
Deferred grant in 2023		93,891	Satisfied
Deferred grant in 2024		118,288	Satisfied

		660,256

(In number of shares)	Grant date	Number of granted shares 1	Vesting conditions 2
Other subsidiaries
Stock granted in 2012		160	Services fulfillment, market performance 3 0~50%, and non-market performance 4 50~100%
Stock granted in 2013		219
Stock granted in 2014		1,028
Stock granted in 2015		1,155
Stock granted in 2017		3,955
Stock granted in 2018		11,044
Stock granted in 2019		13,255
Stock granted in 2020		25,783
Stock granted in 2021		18,692
Stock granted in 2022		79,498
Stock granted in 2023		119,878
Stock granted in 2024		453,356
Stock granted in 2025		248,205

		976,228

		1,872,085

1
Granted shares represent the total number of shares initially granted to executives and employees who have residual shares as of December 31, 2025 (Deferred grants are residual shares vested as of December 31, 2025).

2
Executives and employees were given the right of choice about the timing of the deferred payment (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

3
Relative TSR (Total Shareholder Return): [(Fair value at the end of the contract—Fair value at the beginning of the contract) + (Total amount of dividend per share paid during the contract period)] / Fair value at the beginning of the contract

4	Performance results of company and employee
5	EPS (Earnings Per Share), Asset Quality, HCROI (Human Capital Return On Investment), Non-bank segment profit
6	EPS, Asset Quality

32.2.1.2 Details of stock grants linked to short-term performance as of December 31, 2025, are as follows:

(In number of shares)	Estimated number of vested shares*	Vesting conditions
KB Financial Group Inc.
Stock granted in 2015	541	Satisfied
Stock granted in 2016	1,558	Satisfied
Stock granted in 2020	78	Satisfied
Stock granted in 2022	14,653	Satisfied
Stock granted in 2023	26,317	Satisfied
Stock granted in 2024	23,462	Satisfied
Stock granted in 2025	15,312	Proportional to service period
Kookmin Bank
Stock granted in 2022	54,211	Satisfied
Stock granted in 2023	118,021	Satisfied
Stock granted in 2024	97,412	Satisfied
Stock granted in 2025	57,301	Proportional to service period
Other subsidiaries
Stock granted in 2015	1,289	Satisfied
Stock granted in 2016	7,290	Satisfied
Stock granted in 2017	20,121	Satisfied
Stock granted in 2018	51,583	Satisfied
Stock granted in 2019	41,130	Satisfied
Stock granted in 2020	48,423	Satisfied
Stock granted in 2021	81,625	Satisfied
Stock granted in 2022	202,086	Satisfied
Stock granted in 2023	409,430	Satisfied
Stock granted in 2024	421,073	Satisfied
Stock granted in 2025	90,545	Proportional to service period

	1,783,461

*
Executives and employees were given the right of choice about the timing of the deferred payment (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

Schedule of Share Grants Measured at Fair Value
32.2.1.3 Stock grants are measured at fair value using the MonteCarlo simulation model and assumptions used in measuring the fair value as of December 31, 2025, are as follows:

(In Korean won)	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
Linked to long-term performance
(KB Financial Group Inc.)
Series 38	2.56	99,026~110,857	107,743~120,615
Series 39	2.56	111,412~125,944	111,412~125,944
Series 40	2.56	111,412~125,944	111,412~125,944
Series 41	2.56	107,266~120,094	107,266~120,094
Series 43	2.56	98,255~115,478	107,266~125,944
Series 44	2.56	102,397~114,527	103,317~115,556
Deferred grant in 2015	2.56	—	125,944
Deferred grant in 2020	2.56	—	125,944
Deferred grant in 2022	2.56	—	120,094~125,944
Deferred grant in 2023	2.56	—	52,755~125,944
Deferred grant in 2024	2.56	—	115,556~125,944
(Kookmin Bank)
Series 96	2.56	111,412~125,944	111,412~125,944
Series 97	2.56	107,266~120,094	107,266~120,094
Series 98	2.56	107,266~120,094	107,266~120,094
Series 99	2.56	105,560~118,184	107,266~120,094
Series 101	2.56	107,266~120,094	107,266~120,094
Series 102	2.56	88,430~110,006	99,417~120,094
Series 103	2.56	94,586~105,791	103,317~115,556
Grant deferred in 2022	2.56	—	115,556~125,944
Grant deferred in 2023	2.56	—	115,556~120,094
Grant deferred in 2024	2.56	—	115,556
(Other subsidiaries)
Stock granted in 2012	2.56	—	125,944
Stock granted in 2013	2.56	—	125,944
Stock granted in 2014	2.56	—	52,755~125,944
Stock granted in 2015	2.56	—	47,631~125,944
Stock granted in 2017	2.56	—	45,096~125,944
Stock granted in 2018	2.56	—	45,096~125,944
Stock granted in 2019	2.56	—	45,096~125,944
Stock granted in 2020	2.56	—	45,096~125,944
Stock granted in 2021	2.56	—	111,412~125,944
Stock granted in 2022	2.56	—	52,755~125,944
Stock granted in 2023	2.56	102,345~125,944	61,294~125,944
Stock granted in 2024	2.56	103,576~125,944	87,156~125,944
Stock granted in 2025	2.56	92,561~118,840	80,274~125,944

(In Korean won)	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
Linked to short-term performance
(KB Financial Group Inc.)
Stock granted in 2015	2.56	—	125,944
Stock granted in 2016	2.56	—	115,556~125,944
Stock granted in 2020	2.56	—	125,944
Stock granted in 2022	2.56	—	125,944
Stock granted in 2023	2.56	—	120,094~125,944
Stock granted in 2024	2.56	—	111,412~125,944
Stock granted in 2025	2.56	—	111,412~120,094
(Kookmin Bank)
Stock granted in 2022	2.56	—	114,461~125,944
Stock granted in 2023	2.56	—	62,951~125,944
Stock granted in 2024	2.56	—	80,206~125,944
Stock granted in 2025	2.56	—	99,417~120,094
(Other subsidiaries)
Stock granted in 2015	2.56	—	120,094~125,944
Stock granted in 2016	2.56	—	47,631~125,944
Stock granted in 2017	2.56	—	45,096~125,944
Stock granted in 2018	2.56	—	45,096~125,944
Stock granted in 2019	2.56	—	45,096~125,944
Stock granted in 2020	2.56	—	50,973~125,944
Stock granted in 2021	2.56	—	87,156~125,944
Stock granted in 2022	2.56	—	52,755~125,944
Stock granted in 2023	2.56	—	87,156~125,944
Stock granted in 2024	2.56	—	87,156~125,944
Stock granted in 2025	2.56	—	103,317~123,506
The Group uses the volatility of the stock price over the previous year as the expected volatility, and uses the arithmetic mean of the price-dividend ratio of one year before, two years before, and three years before the base year as the dividend yield and uses one-year
risk-free rate of Korea Treasury Bond in order to measure the fair value.
32.2.1.4 The accrued expenses for share-based payments related to stock grants are ￦
295,867
million and ￦
395,692
million as of December 31, 2024 and 2025, respectively, and the compensation costs amounting to ￦
162,406
million and ￦
184,910 million were recognized for the years ended December 31, 2024 and 2025, respectively.

Schedule of Mileage Stock
32.2.2 Mileage stock
32.2.2.1 Details of mileage stock as of December 31, 2025, are as follows:

(In number of shares)
Grant date		Number of granted shares 1	Expected exercise period (years) 2	Remaining shares
Stock granted in 2021	Jan. 15, 2021	28,156	0.00~0.04	8,439
	Apr. 5, 2021	89	0.00~0.26	53
	Jul. 1, 2021	54	0.00~0.50	18
	Jul. 2, 2021	11	0.00~0.50	8
	Jul. 27, 2021	70	0.00~0.57	25
	Nov. 1, 2021	71	0.00~0.83	53
	Nov. 16, 2021	53	0.00~0.87	3
	Dec. 3, 2021	91	0.00~0.92	39
	Dec. 6, 2021	87	0.00~0.93	25
	Dec. 30, 2021	76	0.00~0.99	38
Stock granted in 2022	Jan. 14, 2022	20,909	0.00~1.04	9,025
	Apr. 4, 2022	65	0.00~1.25	33
	Apr. 19, 2022	33	0.00~1.30	20
	Aug. 3, 2022	62	0.00~1.59	6
	Aug. 9, 2022	80	0.00~1.60	17
	Oct. 19, 2022	55	0.00~1.80	5
	Nov. 1, 2022	177	0.00~1.83	52
	Dec. 1, 2022	49	0.00~1.92	48
	Dec. 6, 2022	88	0.00~1.93	8
	Dec. 12, 2022	114	0.00~1.95	48
	Dec. 15, 2022	42	0.00~1.95	23
	Dec. 30, 2022	114	0.00~1.99	25
Stock granted in 2023	Jan. 9, 2023	23,071	0.00~2.02	8,063
	Jan. 14, 2023	742	0.00~2.04	313
	Mar. 27, 2023	58	0.00~2.23	37
	Mar. 31, 2023	97	0.00~2.24	39
	May 4, 2023	105	0.00~2.34	22
	Jul. 3, 2023	63	0.00~2.50	21
	Jul. 26, 2023	38	0.00~2.56	24
	Jul. 31, 2023	220	0.00~2.58	62
	Oct. 20, 2023	80	0.00~2.80	42
	Nov. 1, 2023	78	0.00~2.83	39
	Dec. 1, 2023	49	0.00~2.92	36
	Dec. 13, 2023	115	0.00~2.95	29
	Dec. 14, 2023	57	0.00~2.95	50
	Dec. 27, 2023	19	0.00~2.99	14
	Dec. 28, 2023	162	0.00~2.99	71
	Dec. 29, 2023	95	0.00~2.99	76
Stock granted in 2024	Jan. 13, 2024	17,523	0.00~3.03	10,717
	Jan. 31, 2024	297	0.00~3.08	215
	Apr. 1, 2024	89	0.00~3.25	50
	Jul. 1, 2024	38	0.00~3.50	38
	Aug. 1, 2024	141	0.00~3.58	91
	Sep. 2, 2024	14	0.00~3.67	8
	Nov. 1, 2024	55	0.00~3.84	44
	Dec. 4, 2024	26	0.00~3.93	26
	Dec. 19, 2024	88	0.00~3.97	88
	Dec. 30, 2024	73	0.00~4.00	72

(In number of shares)
Grant date		Number of granted shares 1	Expected exercise period (years) 2	Remaining shares
Stock granted in 2025	Jan. 11, 2025	11,977	0.00~4.03	11,358
	Feb. 6, 2025	162	0.00~4.10	162
	Apr. 1, 2025	38	0.00~4.25	25
	May. 9, 2025	13	0.00~4.35	13
	Jul. 1, 2025	18	0.00~4.50	18
	Nov. 3, 2025	26	0.00~4.84	26
	Dec. 5, 2025	21	0.00~4.93	21
	Dec. 26, 2025	68	0.00~4.99	68
	Dec. 29, 2025	16	0.00~4.99	16

		106,278		50,005

1
Mileage stock is exercisable for four years after one year from the grant date at the closing price of the end of the previous month. However, mileage stock can be exercised at the closing price of the end of the previous month on the date of occurrence of retirement or transfer despite a one-year
lock-up
period.

2	Assessed based on the stock price as of December 31, 2025. These shares are vested immediately at grant date.